Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2020	December 31, 2019	December 31, 2018
Payables to non-trade vendors and service providers	$1,513	$177	$371
Accrued salary	2	2	2
Others	166	18	41
	$1,681	$197	$414